Stock Options (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning Balance | shares	995,000
Number of Options, Granted | shares
Number of Options, Exercised | shares
Number of Options, Forfeited or expired | shares
Number of Options, Outstanding Ending Balance | shares	995,000
Number of options exercisable | shares	895,000
Weighted Average Exercise Price, Outstanding, Beginning | $ / shares	$ 2.70
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Forfeited or expired | $ / shares
Weighted Average Exercise Price, Outstanding, Ending | $ / shares	2.70
Weighted Average Exercise Price, exercisable | $ / shares	$ 2.75